18. LEASES (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Lease liability, beginning		$ 16
Incorporation by adoption of IFRS 16			8
Increases		4	13
Discounted value measurement	[1]		3
Payments		(10)	(5)
Reclasification to liabilities clasified as held for sales		(4)
Exchange differences on translation		5	(3)
Lease liability, ending		$ 11	$ 16

[1]	Included in the "Gains (losses) from present value measurement" under Other financial results